Derivative Financial Instruments (Fair Value of Derivative Instruments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 1.2	$ 3.8
Derivative Liabilities	0.8	1.4
Foreign exchange contracts | Derivatives designated as hedging instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	0.7	3.0
Foreign exchange contracts | Derivatives designated as hedging instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	0.6	0.2
Foreign exchange contracts | Derivatives not designated as hedging instruments | Other current assets
Derivatives, Fair Value [Line Items]
Derivative Assets	0.5	0.8
Foreign exchange contracts | Derivatives not designated as hedging instruments | Other current liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0.2	$ 1.2